Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Dividends and dividend equivalents payable	$ 47,751	$ 34,016
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total Other Liabilities	Total Other Liabilities
Lease liability	$ 44,977	$ 636
Accrued interest payable	9,621	11,116
Accrued expenses and other	115,709	24,754
Total Other Liabilities	$ 218,058	$ 70,522